SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants	1,868,225	2,055,437
Rights		138,394
Options	86,011
RSUs	1,955,240	1,711,736
Total	3,909,476	3,905,567